UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 24.7%
238,917		AMC Networks, Inc.	$15,515,270	1.3
193,038		Burlington Stores, Inc.	10,856,457	0.9
13,162		Chipotle Mexican Grill, Inc.	6,198,907	0.5
412,784		Coach, Inc.	16,548,511	1.4
384,584		Dollar General Corp.	32,920,390	2.8
148,972		Domino's Pizza, Inc.	19,643,448	1.7
398,651	L	Five Below, Inc.	16,480,232	1.4
265,781		Foot Locker, Inc.	17,142,875	1.5
206,824		Hasbro, Inc.	16,566,602	1.4
153,781		Lear Corp.	17,095,834	1.4
517,364		LKQ Corp.	16,519,433	1.4
143,168	L	Lululemon Athletica, Inc.	9,693,905	0.8
129,328		Marriott International, Inc.	9,205,567	0.8
62,908		O'Reilly Automotive, Inc.	17,215,403	1.5
445,275		Ross Stores, Inc.	25,781,423	2.2
414,243		Starz	10,907,018	0.9
110,933		Tractor Supply Co.	10,034,999	0.8
118,913		Ulta Salon Cosmetics & Fragrance, Inc.	23,038,205	2.0
			291,364,479	24.7

		Consumer Staples: 8.2%
258,080		Church & Dwight Co., Inc.	23,789,814	2.0
362,397		Coca-Cola Enterprises, Inc.	18,388,024	1.6
228,411		Mead Johnson Nutrition Co.	19,408,083	1.6
179,721		Monster Beverage Corp.	23,971,187	2.0
131,218		TreeHouse Foods, Inc.	11,383,161	1.0
			96,940,269	8.2

		Energy: 1.0%
178,673		EQT Corp.	12,017,546	1.0

		Financials: 11.5%
87,413		Affiliated Managers Group, Inc.	14,195,871	1.2
202,153		Aon PLC	21,114,881	1.8
59,287		Equinix, Inc.	19,606,804	1.7
84,765		Intercontinental Exchange, Inc.	19,931,642	1.7
223,841		Moody's Corp.	21,614,087	1.8
300,290		SEI Investments Co.	12,927,484	1.1
87,824		SVB Financial Group	8,962,439	0.7
557,250		TD Ameritrade Holding Corp.	17,570,093	1.5
			135,923,301	11.5

		Health Care: 13.1%
91,004		Abiomed, Inc.	8,628,089	0.7
133,270		BioMarin Pharmaceutical, Inc.	10,992,110	0.9
100,125		Cardinal Health, Inc.	8,205,244	0.7
126,408		DexCom, Inc.	8,584,367	0.7
228,474		Edwards Lifesciences Corp.	20,153,691	1.7
437,777		Hologic, Inc.	15,103,306	1.3
34,344		Intuitive Surgical, Inc.	20,642,461	1.8
222,978		NuVasive, Inc.	10,847,880	0.9
114,289		Perrigo Co. PLC	14,620,992	1.3
238,820	@	Quintiles Transnational Holdings, Inc.	15,547,182	1.3
464,672		Zoetis, Inc.	20,598,910	1.8
			153,924,232	13.1

		Industrials: 16.6%
47,245		Acuity Brands, Inc.	10,306,024	0.9
278,870		Ametek, Inc.	13,937,922	1.2
126,183		Equifax, Inc.	14,421,455	1.2
281,283		Ingersoll-Rand PLC - Class A	17,442,359	1.5
438,562		Masco Corp.	13,792,775	1.2
438,444		Nielsen NV	23,088,461	1.9
184,522		Orbital ATK, Inc.	16,042,343	1.4
74,648		Roper Technologies, Inc.	13,643,415	1.1
771,445		Southwest Airlines Co.	34,560,736	2.9
121,615		Stanley Black & Decker, Inc.	12,795,114	1.1
478,285		Textron, Inc.	17,438,271	1.5
130,940		Waste Connections, Inc.	8,457,415	0.7
			195,926,290	16.6

		Information Technology: 18.7%
1,069,028		Applied Materials, Inc.	22,642,013	1.9
237,769		Broadridge Financial Solutions, Inc. ADR	14,102,079	1.2
369,409		Electronic Arts, Inc.	24,421,629	2.1
738,276		Integrated Device Technology, Inc.	15,090,362	1.3
245,191		Intuit, Inc.	25,502,316	2.2
485,965		Maxim Integrated Products	17,873,793	1.5
314,780		Microchip Technology, Inc.	15,172,396	1.3
105,490	@	Palo Alto Networks, Inc.	17,209,639	1.5
305,314		Red Hat, Inc.	22,748,946	1.9
543,859		Sabre Corp.	15,728,402	1.3
187,201		SS&C Technologies Holdings, Inc.	11,872,287	1.0
340,543		Vantiv, Inc.	18,348,457	1.5
			220,712,319	18.7

		Materials: 4.9%
383,999		Crown Holdings, Inc.	19,042,511	1.6
249,392		Eastman Chemical Co.	18,013,584	1.5
343,461		Packaging Corp. of America	20,745,044	1.8
			57,801,139	4.9

	Total Common Stock
	(Cost $1,059,754,338)		1,164,609,575	98.7

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc: 0.3%
487,790	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $487,794, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $497,546, due 05/26/16-09/09/49)	$487,790	0.0
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 04/01/16-02/20/61)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 05/31/16-09/09/49)	1,000,000	0.1
1,000,000	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $1,020,001, due 03/31/18-08/01/48)	1,000,000	0.1
		3,487,790	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
4,710,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $4,710,000)	$4,710,000	0.4

	Total Short-Term Investments
	(Cost $8,197,790)	8,197,790	0.7

	Total Investments in Securities (Cost $1,067,952,128)	$1,172,807,365	99.4
	Assets in Excess of Other Liabilities	7,431,715	0.6
	Net Assets	$1,180,239,080	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $1,071,941,912.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$133,846,588
Gross Unrealized Depreciation	(32,981,135)

Net Unrealized Appreciation	$100,865,453

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,164,609,575	$–	$–	$1,164,609,575
Short-Term Investments	4,710,000	3,487,790	–	8,197,790
Total Investments, at fair value	$1,169,319,575	$3,487,790	$–	$1,172,807,365

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 16.0%
68,475		Big Lots, Inc.	$3,101,233	0.9
129,135		Boyd Gaming Corp.	2,667,929	0.8
41,487		Bright Horizons Family Solutions, Inc.	2,687,528	0.8
69,485		Burlington Stores, Inc.	3,907,836	1.1
239,469		Callaway Golf Co.	2,183,957	0.6
61,900		Cheesecake Factory	3,286,271	1.0
24,990		Childrens Place Retail Stores, Inc.	2,085,915	0.6
68,016		Cinemark Holdings, Inc.	2,437,013	0.7
143,500		Dana Holding Corp.	2,021,915	0.6
116,850		Express, Inc.	2,501,759	0.7
73,175		Extended Stay America, Inc.	1,192,753	0.3
64,407	@	Imax Corp.	2,002,414	0.6
42,324		Jack in the Box, Inc.	2,703,234	0.8
50,179		Monro Muffler Brake, Inc.	3,586,293	1.1
58,100		Nautilus, Inc.	1,122,492	0.3
56,034		Pier 1 Imports, Inc.	392,798	0.1
54,650	L	Planet Fitness, Inc.	887,516	0.3
30,078		Pool Corp.	2,639,044	0.8
10,040		Red Robin Gourmet Burgers, Inc.	647,279	0.2
37,575	@,L	Restoration Hardware Holdings, Inc.	1,574,393	0.5
65,195		Sally Beauty Holdings, Inc.	2,111,014	0.6
78,525		Sonic Corp.	2,760,939	0.8
32,869		Vail Resorts, Inc.	4,394,585	1.3
152,060		Wendy's Company	1,655,933	0.5
			54,552,043	16.0

		Consumer Staples: 2.9%
110,705	L	Blue Buffalo Pet Products, Inc.	2,840,690	0.8
29,460		Casey's General Stores, Inc.	3,338,407	1.0
91,765		Flowers Foods, Inc.	1,693,982	0.5
86,420	L	Vector Group Ltd.	1,973,833	0.6
			9,846,912	2.9

		Energy: 1.3%
76,575		Carrizo Oil & Gas, Inc.	2,367,699	0.7
22,200		Dril-Quip, Inc.	1,344,432	0.4
65,400	L	Unit Corp.	576,174	0.2
			4,288,305	1.3

		Financials: 9.1%
101,260		Colony Capital, Inc.	1,698,130	0.5
15,175		Coresite Realty Corp.	1,062,402	0.3
51,582		Evercore Partners, Inc.	2,669,369	0.8
50,245		First American Financial Corp.	1,914,837	0.5
191,305		Janus Capital Group, Inc.	2,798,792	0.8
18,829		MarketAxess Holdings, Inc.	2,350,424	0.7
397,925		MGIC Investment Corp.	3,052,085	0.9
70,162		Pebblebrook Hotel Trust	2,039,609	0.6
29,200		QTS Realty Trust, Inc.	1,383,496	0.4
19,527		Signature Bank	2,658,015	0.8
28,240		Sovran Self Storage, Inc.	3,330,908	1.0
25,783		SVB Financial Group	2,631,155	0.8
55,900		Terreno Realty Corp.	1,310,855	0.4
76,975		Urban Edge Properties	1,989,034	0.6
			30,889,111	9.1

		Health Care: 19.3%
74,800	L	Acadia Pharmaceuticals, Inc.	2,091,408	0.6
17,900		Acorda Therapeutics, Inc.	473,455	0.1
38,815		Air Methods Corp.	1,405,879	0.4
185,070	L	Amicus Therapeutics, Inc.	1,563,841	0.5
26,400	L	Anacor Pharmaceuticals, Inc.	1,411,080	0.4
5,235		Bio-Rad Laboratories, Inc.	715,729	0.2
75,750	L	Cempra, Inc.	1,327,140	0.4
30,443		Charles River Laboratories International, Inc.	2,311,841	0.7
60,020		Cynosure, Inc.	2,648,082	0.8
115,375	L	Depomed, Inc.	1,607,174	0.5
29,795	@	Dyax, Corp. - CVR	33,072	0.0
65,150	L	Esperion Therapeutics, Inc.	1,101,686	0.3
150,270	L	Halozyme Therapeutics, Inc.	1,423,057	0.4
81,012		Healthsouth Corp.	3,048,482	0.9
60,250		Hill-Rom Holdings, Inc.	3,030,575	0.9
63,775	L	Lexicon Pharmaceuticals, Inc.	762,111	0.2
49,179		Luminex Corp.	954,073	0.3
43,000		MacroGenics, Inc.	806,250	0.2
63,650		Masimo Corp.	2,663,116	0.8
12,784		Mednax, Inc.	826,102	0.2
142,425		Merit Medical Systems, Inc.	2,633,438	0.8
52,485	@,L	Merrimack Pharmaceuticals, Inc.	439,299	0.1
55,200		Natus Medical, Inc.	2,121,336	0.6
38,347		Neogen Corp.	1,930,771	0.6
57,625		Neurocrine Biosciences, Inc.	2,279,069	0.7
267,730	L	Novavax, Inc.	1,381,487	0.4
23,700		NuVasive, Inc.	1,153,005	0.3
47,725		Omnicell, Inc.	1,330,096	0.4
18,690		Ophthotech Corp.	790,026	0.2
38,275		Owens & Minor, Inc.	1,547,075	0.5
24,875	L	Pacira Pharmaceuticals, Inc./DE	1,317,878	0.4
47,999		Portola Pharmaceuticals, Inc.	979,180	0.3
25,730	@,L	Prothena Corp. PLC	1,059,047	0.3
48,400	L	Relypsa, Inc.	655,820	0.2
142,450		Sangamo Biosciences, Inc.	861,823	0.2

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
176,565		Select Medical Holdings Corp.	$2,085,233	0.6
46,843		STERIS PLC	3,328,195	1.0
94,258		Surgery Partners, Inc.	1,249,861	0.4
86,960	L	Team Health Holdings, Inc.	3,635,798	1.1
17,315	L	Ultragenyx Pharmaceutical, Inc.	1,096,213	0.3
38,750		WellCare Health Plans, Inc.	3,594,063	1.1
			65,672,866	19.3

		Industrials: 16.2%
117,900		Actuant Corp.	2,913,309	0.9
98,375		Advisory Board Co.	3,172,594	0.9
10,600		Altra Industrial Motion Corp.	294,468	0.1
49,250		Beacon Roofing Supply, Inc.	2,019,742	0.6
52,300		CIRCOR International, Inc.	2,426,197	0.7
78,200		Clarcor, Inc.	4,519,178	1.3
51,032		EnPro Industries, Inc.	2,943,526	0.9
42,164		G&K Services, Inc.	3,088,513	0.9
75,650		Gorman-Rupp Co.	1,961,604	0.6
41,471		Healthcare Services Group, Inc.	1,526,548	0.5
58,875		HUB Group, Inc.	2,401,511	0.7
66,225		KAR Auction Services, Inc.	2,525,821	0.7
120,932		Knight Transportation, Inc.	3,162,372	0.9
40,078	L	Lindsay Manufacturing Co.	2,869,986	0.9
39,625		Regal-Beloit Corp.	2,499,941	0.7
84,200		Simpson Manufacturing Co., Inc.	3,213,914	1.0
26,800		Teledyne Technologies, Inc.	2,362,152	0.7
32,950		Toro Co.	2,837,654	0.8
106,980		TrueBlue, Inc.	2,797,527	0.8
56,559		Watts Water Technologies, Inc.	3,118,098	0.9
48,200		Woodward, Inc.	2,507,364	0.7
			55,162,019	16.2

		Information Technology: 25.6%
60,421		Aspen Technology, Inc.	2,183,011	0.6
38,399		Blackbaud, Inc.	2,414,913	0.7
65,445		BroadSoft, Inc.	2,640,706	0.8
72,488		Cardtronics, Inc.	2,608,843	0.8
23,790		Coherent, Inc.	2,186,301	0.6
82,200		Commvault Systems, Inc.	3,548,574	1.0
231,894	L	Cypress Semiconductor Corp.	2,008,202	0.6
48,660		Electronics for Imaging, Inc.	2,062,697	0.6
56,375		Euronet Worldwide, Inc.	4,177,951	1.2
38,235		Fair Isaac Corp.	4,056,351	1.2
58,400		Flir Systems, Inc.	1,924,280	0.6
54,424	@	Guidewire Software, Inc.	2,965,020	0.9
52,595		Imperva, Inc.	2,656,047	0.8
99,725		Infinera Corp.	1,601,583	0.5
157,370		Intersil Corp.	2,104,037	0.6
32,800		j2 Global, Inc.	2,019,824	0.6
25,500		Littelfuse, Inc.	3,139,305	0.9
75,150		Manhattan Associates, Inc.	4,273,780	1.3
59,525	L	Match Group, Inc.	658,347	0.2
30,837		Microsemi Corp.	1,181,365	0.4
45,675		MKS Instruments, Inc.	1,719,664	0.5
50,500		Monolithic Power Systems, Inc.	3,213,820	0.9
71,503		National Instruments Corp.	2,152,955	0.6
120,540		Netscout Systems, Inc.	2,768,804	0.8
79,539		Plexus Corp.	3,143,381	0.9
150,550		Polycom, Inc.	1,678,633	0.5
52,900		Power Integrations, Inc.	2,627,014	0.8
60,776		PROS Holdings, Inc.	716,549	0.2
120,675		QLIK Technologies, Inc.	3,489,921	1.0
89,800		Qualys, Inc.	2,272,838	0.7
79,950		SciQuest, Inc.	1,109,706	0.3
94,975		Synchronoss Technologies, Inc.	3,071,492	0.9
26,650		Tyler Technologies, Inc.	3,427,457	1.0
15,900		Ultimate Software Group, Inc.	3,076,650	0.9
24,878		WEX, Inc.	2,073,830	0.6
55,121		Xactly Corp.	377,579	0.1
			87,331,430	25.6

		Materials: 5.3%
126,600	@	Boise Cascade Co.	2,623,152	0.8
156,925		Commercial Metals Co.	2,663,017	0.8
61,050		Greif, Inc. - Class A	1,999,388	0.6
67,750		HB Fuller Co.	2,875,987	0.8
474,100		Hecla Mining Co.	1,317,998	0.4
49,389		KapStone Paper and Packaging Corp.	684,038	0.2
55,675		Minerals Technologies, Inc.	3,165,124	0.9
72,525		Worthington Industries, Inc.	2,584,791	0.8
			17,913,495	5.3

	Total Common Stock
	(Cost $307,059,872)		325,656,181	95.7

EXCHANGE-TRADED FUNDS: 1.9%
48,357		iShares Russell 2000 Growth Index Fund	6,416,007	1.9

	Total Exchange-Traded Funds
	(Cost $5,890,692)		6,416,007	1.9

	Total Long-Term Investments
	(Cost $312,950,564)		332,072,188	97.6

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.0%
	Securities Lending Collateralcc: 6.4%
4,919,810	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $4,919,850, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $5,018,206, due 05/26/16-09/09/49)	$4,919,810	1.5
5,215,735	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $5,215,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $5,320,049, due 04/01/16-02/20/61)	5,215,735	1.5
5,215,735	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $5,215,786, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,320,050, due 05/31/16-09/09/49)	5,215,735	1.5
5,215,735	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $5,215,781, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $5,320,057, due 03/31/18-08/01/48)	5,215,735	1.5
1,393,784	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,393,799, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,424,477, due 04/15/18-01/15/29)	1,393,784	0.4
		21,960,799	6.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
8,745,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $8,745,131)	8,745,131	2.6

	Total Short-Term Investments
	(Cost $30,705,930)	30,705,930	9.0

	Total Investments in Securities (Cost $343,656,494)	$362,778,118	106.6
	Liabilities in Excess of Other Assets	(22,419,565)	(6.6)
	Net Assets	$340,358,553	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $345,086,511.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,620,998
Gross Unrealized Depreciation	(28,929,391)

Net Unrealized Appreciation	$17,691,607

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$54,552,043	$–	$–	$54,552,043
Consumer Staples	9,846,912	–	–	9,846,912
Energy	4,288,305	–	–	4,288,305
Financials	30,889,111	–	–	30,889,111
Health Care	65,639,794	–	33,072	65,672,866
Industrials	55,162,019	–	–	55,162,019
Information Technology	87,331,430	–	–	87,331,430
Materials	17,913,495	–	–	17,913,495
Total Common Stock	325,623,109	–	33,072	325,656,181
Exchange-Traded Funds	6,416,007	–	–	6,416,007
Short-Term Investments	8,745,131	21,960,799	–	30,705,930
Total Investments, at fair value	$340,784,247	$21,960,799	$33,072	$362,778,118

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016